Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of marketable securities
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Short-term marketable securities (a):
Municipal bond	$-	$103
Corporate bond	1,576	1,813
Total	$1,576	$1,916

Long-term marketable security - bond (b):	$-	$129
(a)	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated BBB- or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio, based on quoted prices in active markets.
(b)	As of December 31, 2019, the Company held a long-term bond which was classified as available-for-sale security and presented at fair value. The fair value of the available-for-sale security was based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820, “Fair Value Measurement”).